FINANCIAL INSTRUMENTS - Liquidity risk (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 32,800,346	R$ 29,416,194
Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	9,377,095	6,895,431
1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	5,724,459	4,443,926
4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,563,916	4,479,896
More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	14,134,876	13,596,941
Trade accounts payable
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	5,437,953	3,762,768
Trade accounts payable | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	5,437,953	3,762,768
Loans and Financing
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	21,962,204	20,061,659
Loans and Financing | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,131,402	2,312,877
Loans and Financing | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,465,577	2,659,844
Loans and Financing | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,531,312	3,793,164
Loans and Financing | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	12,833,913	11,295,774
Debentures
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	3,077,960	3,457,033
Debentures | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	66,145	152,928
Debentures | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	2,174,184	1,764,003
Debentures | 4-5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	32,604	686,732
Debentures | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	805,027	853,370
Related parties
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	22,855
Related parties | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	22,855
Obligation with FIDC
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	987,406	1,018,501
Obligation with FIDC | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	944,513
Obligation with FIDC | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	42,893
Obligation with FIDC | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations		1,018,501
Other current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	797,082	666,858
Other current liabilities | Less than 1 year
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	797,082	666,858
Other non-current liabilities
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	514,886	449,375
Other non-current liabilities | 1-3 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	41,805	20,079
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for financial liabilities held for managing liquidity risk
Contractual obligations	R$ 473,081	R$ 429,296